LICENSE AGREEMENTS (Details) (USD $)	12 Months Ended	1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Teva	Oct. 31, 2012 Teva	Dec. 31, 2002 Teva	Oct. 31, 2012 Teva Milestone payment upon FDA authorization of marketing of licensed male testosterone gel	Oct. 31, 2012 Teva Milestone payment upon earlier of December 31, 2013 and five business days after commencement of commercial manufacture of licensed product for sale in the United States item
Oct. 31, 2012
Teva
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States

Oct. 31, 2012
Teva
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Minimum

LICENSE AGREEMENTS
Term of arrangement from the date of the first commercial sale by counterparty to an unrelated third party in an arms-length transaction	10 years
Non-refundable payments received from agreements		$ 750,000	$ 1,000,000	$ 1,500,000
Aggregate amount receivable, if regulatory milestones are successfully achieved					500,000	500,000
Number of business days considered in milestone payments						5
Payments receivable, if sole marketer rights are given							$ 4,000,000
Number of days from the launch of the licensed product in the United States for which sole marketer right is given for additional payment								180 days
Royalty rate as a percentage of net sales			5.00%				7.50%